UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|;  Amendment Number: ________

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filng this Report:

Name:     New Generation Advisers, Inc.
Address:  225 Friend Street
          Suite 801
          Boston, MA  02114

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:     George Putnam, III
Title:    President
Phone:    617.573.9550



Signature, Place, and Date of Signing:

/s/ George Putnam              Boston, MA              February 17, 2004
_______________________       _____________________    _________________________
       [Signature]               [City, State]                 [Date]


Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting this for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-__________________    NONE
     [Repeat if necessary]

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $105,648
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this schedule is filed

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.       Form 13F File Number               Name

          28- NONE

[Repeat as necessary]

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                     MARKET
                                                     VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------



ADC Telecommunications  Common            000886101  1,690       569,000             Sole           None     520,200  48800
AK Steel Holding        Common            001547108  3,120       611,700             Sole           None     563,650  48050
AT&T Wireless           Common            00209A106  4,590       574,500             Sole           None     530,250  44250
Atmel Corporation       Common            049513104  2,828       470,500             Sole           None     433,700  36800
Chiquita                Common            170032809  7,850       348,436             Sole           None     316,733  31703
Conseco                 Common            208464883  5,088       233,409             Sole           None     217,112  16297
Corning                 Common            219350105  3,833       367,500             Sole           None     338,300  29200
Cypress Semiconductor   Common            232806109  3,307       154,800             Sole           None     142,400  12400
Electroglas             Common            285324109  2,037       558,000             Sole           None     511,850  46150
Forest Oil Corp.        Common            346091705  2,065        72,282             Sole           None      70,232   2050
Genesis Healthcare      Common            37184D101    823        36,148             Sole           None      35,220    928
W.R. Grace              Common            38388F108  1,810       704,400             Sole           None     648,100  56300
Infonet Services        Common            45666T106    809       475,700             Sole           None     437,550  38150
KCS Energy              Common            482434206  8,712       825,811             Sole           None     763,811  62000
Kindred Healthcare      Common            494580103  5,222       100,465             Sole           None      92,100   8365
Kulicke and Soffa       Common            501242101  3,099       215,500             Sole           None     197,800  17700
Ladish Co., Inc.        Common            505754200  1,325       163,117             Sole           None     158,617   4500
Lucent Technologies     Common            549463107  2,743       965,750             Sole           None     885,350  80400
Metal Management        Common            591097209  5,133       139,000             Sole           None     126,400  12600
NTL Inc                 Common            62940M104  5,845        83,800             Sole           None      77,900   5900
Nortel Networks         Common            656568102    423       100,000             Sole           None     100,000      0
Primedia                Common            74157K101  1,627       575,000             Sole           None     527,800  47200
Rite Aid                Common            767754104  3,020       500,000             Sole           None     461,600  38400
Unitedglobalcom         Common            913247508  8,994     1,060,639             Sole           None     983,441  77198
Vitesse Semiconductor   Common            928497106  2,875       491,500             Sole           None     450,780  40720
Washington Group Int'l  Common            938862208  4,586       135,000             Sole           None     123,300  11700
Global Crossing Ltd     Common            G3921A175  6,446       207,940             Sole           None     189,023  18917
OMI Corp                Common            Y6476W104  5,390       603,600             Sole           None     557,000  46600
JPS Textile Group, Inc. Common            46624E405    358       141,354             Sole           None     131,254  10100
Orion Refining          Common            5N74642        0            24             Sole           None          23      1